CONVERTIBLE NOTE, NET - Summary of warrants activity (Detail) - shares		7 Months Ended	12 Months Ended
	Jul. 22, 2020	May 13, 2022	Sep. 30, 2021
Number of shares, Beginning balance		58,627	21,913
Number of shares, Ending balance		99,211	58,627
Weighted average life, Beginning balance		4 years 3 months	4 years 10 months 2 days
Weighted average life, Grants	5 years
Weighted average life, Ending balance			4 years 3 months
Warrant Expiry Date October 14, 2025 [Member]
Number of shares, Grants			963
Weighted average life, Grants			5 years
Expiration dates, Grants			Oct. 14, 2025
Warrant Expiry Date October 20, 2025 [Member]
Number of shares, Grants			2,770
Weighted average life, Grants			5 years
Expiration dates, Grants			Oct. 20, 2025
Warrant Expiry Date October 29, 2025 [Member]
Number of shares, Grants			3,124
Weighted average life, Grants			5 years
Expiration dates, Grants			Oct. 29, 2025
Warrant Expiry Date December 15, 2025 [Member]
Number of shares, Grants			5,744
Weighted average life, Grants			5 years
Expiration dates, Grants			Dec. 15, 2025
Warrant Expiry Date February 25, 2026 [Member]
Number of shares, Grants			4,630
Weighted average life, Grants			5 years
Expiration dates, Grants			Feb. 25, 2026
Warrant Expiry Date April 7, 2026 [Member]
Number of shares, Grants			3,174
Weighted average life, Grants			5 years
Expiration dates, Grants			Apr. 07, 2026
Warrant Expiry Date May 18, 2026 [Member]
Number of shares, Grants			1,720
Weighted average life, Grants			5 years
Expiration dates, Grants			May 18, 2026
Warrant Expiry Date June 21, 2026 [Member]
Number of shares, Grants			2,715
Weighted average life, Grants			5 years
Expiration dates, Grants			Jun. 21, 2026
Warrant Expiry Date July 13, 2026 [Member]
Number of shares, Grants			7,435
Weighted average life, Grants			5 years
Expiration dates, Grants			Jul. 13, 2026
Warrant Expiry Date July 30, 2026 [Member]
Number of shares, Grants			1,773
Weighted average life, Grants			5 years
Expiration dates, Grants			Jul. 30, 2026
Warrant Expiry Date September 8, 2026 [Member]
Number of shares, Grants			1,311
Weighted average life, Grants			5 years
Expiration dates, Grants			Sep. 08, 2026
Warrant Expiry Date September 30, 2026 [Member]
Number of shares, Grants			1,355
Weighted average life, Grants			5 years
Expiration dates, Grants			Sep. 30, 2026
Warrant Expiry Date October 19, 2026 [Member]
Number of shares, Grants		1,705
Weighted average life, Grants		5 years
Expiration dates, Grants		Oct. 19, 2026
Warrant Expiry Date November 1, 2026 [Member]
Number of shares, Grants		2,184
Weighted average life, Grants		5 years
Expiration dates, Grants		Nov. 01, 2026
Warrant Expiry Date November 29, 2026 [Member]
Number of shares, Grants		1,939
Weighted average life, Grants		5 years
Expiration dates, Grants		Nov. 29, 2026
Warrant Expiry Date December 10, 2026 [Member]
Number of shares, Grants		2,127
Weighted average life, Grants		5 years
Expiration dates, Grants		Dec. 10, 2026
Warrant Expiry Date January 6, 2027 [Member]
Number of shares, Grants		3,801
Weighted average life, Grants		5 years
Expiration dates, Grants		Jan. 06, 2027
Warrant Expiry Date January 27, 2027 [Member]
Number of shares, Grants		13,385
Weighted average life, Grants		5 years
Expiration dates, Grants		Jan. 27, 2027
Warrant Expiry Date March 1, 2027 [Member]
Number of shares, Grants		7,412
Weighted average life, Grants		5 years
Expiration dates, Grants		Mar. 01, 2027
Warrant Expiry Date March 31, 2027 [Member]
Number of shares, Grants		8,031
Weighted average life, Grants		5 years
Expiration dates, Grants		Mar. 31, 2027